Subsequent Events - Narrative (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	Sep. 29, 2021 USD ($)	Aug. 08, 2021 USD ($)	Jan. 11, 2021 $ / shares	Dec. 31, 2020 ¥ / shares	Dec. 31, 2019 ¥ / shares	Aug. 08, 2018 CNY (¥)	Aug. 08, 2018 USD ($)
Subsequent Events
Principal amount						¥ 1,195,478	$ 175,000,000
Interest rate (as a percent)					10.00%
Class A ordinary shares
Subsequent Events
Ordinary shares, par value | ¥ / shares				¥ 0.001	¥ 0.001
Subsequent Event
Subsequent Events
Principal amount | $	$ 203,257,000	$ 175,000
Subsequent Event | Class A ordinary shares
Subsequent Events
Ordinary shares, par value			$ 0.001
Price per share			6.54
Subsequent Event | American Depositary Shares
Subsequent Events
Price per share			$ 3.27